Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 7,168	$ 7,375
Trade receivables (net of allowance for doubtful accounts of $1,337 and $1,127 as of June 30, 2018 and December 31, 2017, respectively)	13,657	13,660
Other accounts receivable and prepaid expenses	3,692	2,865
Inventories	5,621	6,551
Total current assets	30,138	30,451
LONG-TERM ASSETS:
Long term loans to related party	949	973
Long-term unbilled and other accounts receivable	1,303	1,116
Severance pay fund	3,094	3,546
Property and equipment, net	5,670	5,848
Other intangible assets, net	1,458	1,935
Goodwill	38,324	41,010
Deferred tax asset	8,515	9,585
Total long-term assets	59,313	64,013
Total assets	89,451	94,464
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans	4,154	5,101
Trade payables	5,609	6,204
Deferred revenues	761	777
Other accounts payable and accrued expenses	8,248	9,117
Total current liabilities	18,772	21,199
LONG-TERM LIABILITIES:
Long-term loans from banks	3,421	5,015
Deferred revenues and other long-term liabilities	355	838
Accrued severance pay	3,572	3,996
Total long term liabilities	7,348	9,849
Pointer Telocation Ltd.'s shareholders' equity:
Share capital Ordinary shares of NIS 3 par value - Authorized: 16,000,000 shares at June 30, 2018 and December 31, 2017; Issued and outstanding: 8,131,988 and 8,059,094 shares at June 30, 2018 and December 31, 2017, respectively	6,049	5,995
Additional paid-in capital	129,489	129,076
Accumulated other comprehensive loss	(6,907)	(2,340)
Accumulated deficit	(65,544)	(69,597)
Total Pointer Telocation Ltd.'s shareholders' equity	63,087	63,134
Non-controlling interest	244	282
Total equity	63,331	63,416
Total liabilities and equity	$ 89,451	$ 94,464